COMMON SHARES (Details) (CAD) In Millions, except Share data in Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Changes in common shares during the period
Outstanding at the end of the period (in shares)	779,000	757,000
Outstanding at the end of the period	16,320	15,205
Common Shares
Changes in common shares during the period
Outstanding at the beginning of the period (in shares)	757,114	738,381	731,872
Outstanding at the beginning of the period	15,205	14,306	14,037
Issuance of common shares for cash (in shares)	22,365	18,733	6,509
Issuance of common shares for cash	1,115	899	269
Outstanding at the end of the period (in shares)	779,479	757,114	738,381
Outstanding at the end of the period	16,320	15,205	14,306